Selected American Shares
(portfolio of Selected American Shares, Inc.)
March 31, 2026
Selecting Quality Companies for the Long Term

SELECTED AMERICAN SHARES
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (95.68%)
COMMUNICATION SERVICES – (12.18%)
Media & Entertainment – (12.18%)
Alphabet Inc., Class A	363,394	$104,497,578
Angi Inc., Class A *	143,761	984,763
ASAC II L.P. *(a)(b)(c)	1,174,606	1,237,447
IAC Inc. *	273,790	10,959,814
Meta Platforms, Inc., Class A	172,816	98,873,218
Pinterest, Inc., Class A *	1,121,900	20,575,646
Total Communication Services		237,128,466
CONSUMER DISCRETIONARY – (11.10%)
Consumer Discretionary Distribution & Retail – (5.11%)
Amazon.com, Inc. *	315,626	65,735,427
Naspers Ltd. - N (South Africa)	94,410	4,883,543
Prosus N.V., Class N (Netherlands)	625,752	28,969,528
		99,588,498
Consumer Services – (5.99%)
MGM Resorts International *	2,003,055	74,133,066
Restaurant Brands International Inc. (Canada)	296,100	21,881,790
Trip.com Group Ltd., ADR (China) *	414,010	20,613,558
		116,628,414
Total Consumer Discretionary		216,216,912
CONSUMER STAPLES – (5.94%)
Food, Beverage & Tobacco – (5.94%)
JBS N.V., Class A (Brazil)	2,844,890	51,094,224
Tyson Foods, Inc., Class A	1,006,280	64,472,360
Total Consumer Staples		115,566,584
ENERGY – (8.26%)
ConocoPhillips	162,790	21,488,280
Coterra Energy Inc.	2,787,420	97,949,939
Tourmaline Oil Corp. (Canada)	863,540	41,330,237
Total Energy		160,768,456
FINANCIALS – (27.42%)
Banks – (10.35%)
Danske Bank A/S (Denmark)	1,222,930	60,269,115
U.S. Bancorp	1,757,190	91,391,452
Wells Fargo & Co.	625,633	49,806,643
		201,467,210
Financial Services – (10.43%)
Consumer Finance – (6.19%)
Capital One Financial Corp.	661,006	120,587,324
Financial Services – (4.24%)
Berkshire Hathaway Inc., Class A *	115	82,586,100
		203,173,424
Insurance – (6.64%)
Life & Health Insurance – (2.75%)
AIA Group Ltd. (Hong Kong)	2,422,380	26,915,845
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	26,640,042
		53,555,887
Property & Casualty Insurance – (3.89%)
Chubb Ltd.	90,301	29,431,805
Markel Group Inc. *	24,158	46,240,103
		75,671,908
		129,227,795
Total Financials		533,868,429
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (14.43%)
Health Care Equipment & Services – (9.96%)
Cigna Group	189,200	$50,469,100
CVS Health Corp.	915,270	65,734,691
Quest Diagnostics Inc.	99,060	19,413,779
Solventum Corp. *	432,910	28,269,023
UnitedHealth Group Inc.	111,000	30,035,490
		193,922,083
Pharmaceuticals, Biotechnology & Life Sciences – (4.47%)
Viatris Inc.	6,440,150	87,006,427
Total Health Care		280,928,510
INDUSTRIALS – (3.61%)
Capital Goods – (2.21%)
AGCO Corp.	176,140	20,409,342
Orascom Construction PLC (United Arab Emirates)	346,251	3,000,984
Owens Corning	181,640	19,657,081
		43,067,407
Transportation – (1.40%)
DiDi Global Inc., Class A, ADS (China) *	6,648,340	27,324,678
Total Industrials		70,392,085
INFORMATION TECHNOLOGY – (8.35%)
Semiconductors & Semiconductor Equipment – (4.65%)
Applied Materials, Inc.	104,100	35,580,339
Texas Instruments Inc.	282,959	54,933,660
		90,513,999
Technology Hardware & Equipment – (3.70%)
Samsung Electronics Co., Ltd. (South Korea)	616,510	72,107,807
Total Information Technology		162,621,806
MATERIALS – (4.39%)
LyondellBasell Industries N.V.	528,300	42,559,848
Teck Resources Ltd., Class B (Canada)	828,320	42,865,560
Total Materials		85,425,408
TOTAL COMMON STOCK – (Identified cost $1,102,159,610)		1,862,916,656

	Principal	Value
SHORT-TERM INVESTMENTS – (4.06%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (d)	$7,387,000	$7,387,000
Chesham FNC / Chesham LLC, Commercial Paper, 3.6703%, 04/01/26	25,000,000	25,000,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (e)	14,775,000	14,775,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (f)	31,771,000	31,771,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $78,933,000)		78,933,000
Total Investments – (99.74%) – (Identified cost $1,181,092,610)		1,941,849,656
Other Assets Less Liabilities – (0.26%)		5,154,130
Net Assets – (100.00%)		$1,947,003,786

ADR:	American Depositary Receipt

SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,237,447 or 0.06% of the Fund's net assets as of March 31, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 03/31/26, repurchase value of $7,387,755 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $7,534,740).

(e)	Dated 03/31/26, repurchase value of $14,776,490 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.00%, 03/20/52-06/01/54, total fair value $15,070,500).
(f)
Dated 03/31/26, repurchase value of $31,774,248 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $32,406,420).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED AMERICAN SHARES
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

SELECTED AMERICAN SHARES
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$235,891,019	$–	$1,237,447	$237,128,466
Consumer Discretionary	182,363,841	33,853,071	–	216,216,912
Consumer Staples	115,566,584	–	–	115,566,584
Energy	160,768,456	–	–	160,768,456
Financials	420,043,427	113,825,002	–	533,868,429
Health Care	280,928,510	–	–	280,928,510
Industrials	67,391,101	3,000,984	–	70,392,085
Information Technology	90,513,999	72,107,807	–	162,621,806
Materials	85,425,408	–	–	85,425,408
Short-Term Investments	–	78,933,000	–	78,933,000
Total Investments	$1,638,892,345	$301,719,864	$1,237,447	$1,941,849,656

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2026 was $0. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2026
Investments in Securities:
Common Stock	$1,237,447	$–	$–	$–	$–	$–	$–	$1,237,447
Total Level 3	$1,237,447	$–	$–	$–	$–	$–	$–	$1,237,447

SELECTED AMERICAN SHARES
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$1,237,447	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$1,237,447
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$1,185,926,759

Unrealized appreciation	814,237,072
Unrealized depreciation	(58,314,175)
Net unrealized appreciation	$755,922,897